Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Consolidated Statements of Financial Position

Accordingly the balance as of these investments as of December 31, 2016 was reclassified for purposes of improving its presentation the consolidated statements of financial position as follows:

	2016
Line item	As previously (reported)	Reclassification	Following reclassification
Available—for—sale financial assets	Ps. 435,556	Ps. 2,417,123	Ps. 2,852,679
Total current assets	355,398,800	2,417,123	357,815,923
Investments in joint ventures and associates	23,154,632	(2,417,123)	20,737,509
Total non-current assets	1,974,487,224	(2,417,123)	1,972,070,101

Summary of Reclassification of Other Income (Expenses)

Due to the fact that reinsurance premiums from KOT Insurance Company, AG., from which PEMEX derives revenue, are not part of the core services provided by PEMEX, they are included in other income (expenses), net. Therefore, for comparison purposes, the consolidated statements of comprehensive income for the years ended December 31, 2016 and 2015 were reclassified as follow:

	2016
Line item	As previously (reported)	Reclassification	Following reclassification
Services income	Ps. 14,427,081	Ps. (5,452,439)	Ps. 8,974,642
Total of sales	1,079,545,671	(5,452,439)	1,074,093,232
Cost of sales	867,580,634	(1,758,413)	865,822,221
Gross income (loss)	543,279,380	(3,694,026)	539,585,354
Other income (expenses), net	18,955,580	3,694,026	22,649,606

	2015
Line item	As previously (reported)	Reclassification	Following reclassification
Services income	Ps. 12,912,112	Ps. (4,602,077)	Ps. 8,310,035
Total of sales	1,166,362,469	(4,602,077)	1,161,760,392
Cost of sales	895,068,904	(3,104,298)	891,964,606
Gross income (loss)	(114,474,036)	(1,497,779)	(115,971,815)
Other income (expenses), net	(2,373,266)	1,497,779	(875,487)

Summary of Better Presentation in Duties, Taxes and Other, Certain Amounts in Income Tax

In order to provide a better presentation in Duties, taxes and other, certain amounts in Income Tax line item, were reclassified to Hydrocarbon extraction duties and others line item, as follows:

	2016
Line item	As previously (reported)	Reclassification	Following reclassification
Hydrocarbon extraction duties and others	Ps. 304,813,375	Ps. (27,651,571)	Ps. 277,161,804
Income tax	(40,291,940)	27,651,571	(12,640,369)